IFRS 7 Disclosure - Liquidity and Funding Risk - Long-Term Funding Sources (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	$ 247,749	$ 226,640
Unsecured long-term funding [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	150,682	139,882
Secured long-term funding [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	83,353	74,720
Subordinated debentures [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	$ 13,714	$ 12,038